WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.8%
	AUSTRALIA — 2.6%
41,515	Atlassian Corp. - Class A*	$8,365,688
	CANADA — 6.2%
154,286	Canadian Pacific Kansas City Ltd.	11,480,421
66,815	Waste Connections, Inc.	8,973,255
		20,453,676
	DENMARK — 4.3%
153,221	Novo Nordisk A.S. - Class B	13,985,258
	FRANCE — 2.8%
12,092	LVMH Moet Hennessy Louis Vuitton S.E.	9,158,165
	INDIA — 2.8%
390,208	ICICI Bank Ltd. - ADR	9,021,609
	ITALY — 1.6%
18,110	Ferrari N.V.	5,355,077
	NETHERLANDS — 1.9%
8,159	Adyen N.V.*	6,087,119
	SWEDEN — 3.5%
504,869	Atlas Copco A.B. - A Shares	6,804,383
47,319	Evolution A.B.	4,791,841
		11,596,224
	SWITZERLAND — 2.0%
5,799	Mettler-Toledo International, Inc.*	6,425,698
	UNITED KINGDOM — 5.1%
54,895	AstraZeneca PLC	7,435,874
25,277	Linde PLC	9,411,891
		16,847,765
	UNITED STATES — 59.0%
89,483	Amazon.com, Inc.*	11,375,079
57,440	Arista Networks, Inc.*	10,564,939
50,597	Arthur J. Gallagher & Co.	11,532,574
80,719	Booz Allen Hamilton Holding Corp.	8,820,165
142,580	Corteva, Inc.	7,294,393
10,353	Costco Wholesale Corp.	5,849,031
117,807	Datadog, Inc.*	10,731,040

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
96,179	Entegris, Inc.	$9,032,170
87,270	Floor & Decor Holdings, Inc. - Class A*	7,897,935
52,435	HEICO Corp. - Class A	6,775,651
11,831	Lam Research Corp.	7,415,316
46,151	LPL Financial Holdings, Inc.	10,967,785
21,243	McKesson Corp.	9,237,518
37,140	Microsoft Corp.	11,726,955
15,224	NVIDIA Corp.	6,622,288
20,498	Old Dominion Freight Line, Inc.	8,386,552
36,106	Snowflake, Inc. - Class A*	5,515,914
38,516	Stryker Corp.	10,525,267
19,350	Thermo Fisher Scientific, Inc.	9,794,389
23,423	UnitedHealth Group, Inc.	11,809,642
48,610	Visa, Inc. - Class A	11,180,786
		193,055,389
	TOTAL COMMON STOCKS
	(Cost $274,223,275)	300,351,668
	SHORT-TERM INVESTMENTS — 3.9%
12,606,823	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[1]	12,606,823
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,606,823)	12,606,823
	TOTAL INVESTMENTS — 95.7%
	(Cost $286,830,098)	312,958,491
	Other Assets in Excess of Liabilities — 4.3%	14,125,085
	TOTAL NET ASSETS — 100.0%	$327,083,576

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.